Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total long-term debt	$ 25,482	$ 24,514
Less: Deferred financing costs and debt discounts	(147)	(147)
Less: Current installments of long-term debt	(1,628)	(1,254)
Long-term debt	23,707	23,113
Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	1,305	980
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	$ (888)	$ (651)
Long-term Debt, Weighted Average Interest Rate, at Point in Time	0.90%	0.90%
Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	$ 1,305	$ 980
ITC
Debt Instrument [Line Items]
Fair value adjustment - ITC acquisition	107	119
ITC | Secured | Fixed Rate Secured US First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 2,736	$ 2,755
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.31%	4.31%
ITC | Secured | Fixed Rate Secured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,011	$ 923
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.90%	4.00%
ITC | Unsecured | Fixed Rate Unsecured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 4,108	$ 4,136
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.61%	3.61%
ITC | Unsecured | Fixed Rate Unsecured US Shareholder Note
Debt Instrument [Line Items]
Total long-term debt	$ 252	$ 253
Stated interest rate (percent)	6.00%	6.00%
UNS Energy | Unsecured | Fixed and Variable Rate Unsecured US Tax-Exempt Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 359	$ 362
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.34%	4.34%
UNS Energy | Unsecured | Fixed Rate Unsecured US Notes
Debt Instrument [Line Items]
Total long-term debt	$ 2,780	$ 2,704
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.62%	3.86%
Central Hudson | Unsecured | Fixed and Variable Rate Unsecured US Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,177	$ 1,078
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.83%	3.94%
FortisBC Energy | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 3,145	$ 2,995
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.61%	4.72%
FortisAlberta | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 2,360	$ 2,360
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.49%	4.49%
FortisBC Electric | Secured | Fixed Rate Secured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 25	$ 25
Stated interest rate (percent)	8.80%	8.80%
FortisBC Electric | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 760	$ 785
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.77%	4.87%
Other Electric | Secured | Fixed Rate Secured First Mortgage Sinking Fund Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 627	$ 634
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.61%	5.61%
Other Electric | Secured | Fixed Rate Secured First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 260	$ 220
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.31%	5.66%
Other Electric | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 152	$ 152
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.45%	4.45%
Other Electric | Unsecured | Fixed and Variable Rate Unsecured US Senior Loan Notes and Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 609	$ 648
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.36%	4.41%
Corporate and Other | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 200	$ 200
Stated interest rate (percent)	6.50%	6.50%
Corporate and Other | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,000	$ 500
Long-term Debt, Weighted Average Interest Rate, at Point in Time	2.52%	2.85%
Corporate and Other | Unsecured | Fixed Rate Unsecured US Senior Notes and Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 2,509	$ 2,685
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.82%	3.81%